Income Taxes - Schedule of Deferred Tax Assets (Details) (USD $)	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 450
Net deferred tax assets before valuation allowance	153
Less: Valuation allowance	(153)
Net deferred tax assets